Cash and cash equivalents and time deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents [Line Items]
Time deposits	$ 0	$ 258
Minimum
Cash And Cash Equivalents [Line Items]
Maturity (in days and months)		91 days
Maximum
Cash And Cash Equivalents [Line Items]
Maturity (in days and months)		95 days